Convertible and redeemable preferred shares (Composition of Preferred Shares) (Details) In Thousands, except Share data, unless otherwise specified				0 Months Ended							0 Months Ended							0 Months Ended									0 Months Ended							0 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	May 03, 2012 Series A Preferred Stock [Member] USD ($)	May 03, 2012 Series A Preferred Stock [Member] CNY	Dec. 31, 2014 Series A Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series A Preferred Stock [Member] CNY	Dec. 31, 2013 Series A Preferred Stock [Member] CNY	Dec. 31, 2012 Series A Preferred Stock [Member] CNY	Dec. 31, 2011 Series A Preferred Stock [Member] CNY	Sep. 09, 2013 Series A-1 Preferred Stock [Member] USD ($)	Sep. 09, 2013 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series A-1 Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2013 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2012 Series A-1 Preferred Stock [Member] CNY	Dec. 31, 2011 Series A-1 Preferred Stock [Member] CNY	May 03, 2012 Series B Preferred Stock [Member] USD ($)		May 03, 2012 Series B Preferred Stock [Member] CNY		Dec. 31, 2014 Series B Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series B Preferred Stock [Member] CNY	Dec. 31, 2013 Series B Preferred Stock [Member] CNY	Dec. 31, 2012 Series B Preferred Stock [Member] CNY	Dec. 31, 2011 Series B Preferred Stock [Member] CNY	Jul. 04, 2013 Series B-1 Preferred Stock [Member] USD ($)	Jul. 04, 2013 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2014 Series B-1 Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2013 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2012 Series B-1 Preferred Stock [Member] CNY	Dec. 31, 2011 Series B-1 Preferred Stock [Member] CNY	Sep. 30, 2013 Series C Preferred Stock [Member] USD ($)	Sep. 30, 2013 Series C Preferred Stock [Member] CNY	Dec. 31, 2014 Series C Preferred Stock [Member] USD ($)	Dec. 31, 2014 Series C Preferred Stock [Member] CNY	Dec. 31, 2013 Series C Preferred Stock [Member] CNY	Dec. 31, 2012 Series C Preferred Stock [Member] CNY	Dec. 31, 2011 Series C Preferred Stock [Member] CNY
Temporary Equity [Line Items]
Mezzanine equity, shares issued				6,750,000	6,750,000			6,750,000			19,717,880	19,717,880			19,717,880			25,000,000	[1]	25,000,000	[1]			25,000,000			11,111,100	11,111,100			11,111,100			27,948,320	27,948,320			27,948,320
Mezzanine equity, shares outstanding								6,750,000							19,717,880									25,000,000							11,111,100							27,948,320
Issuance price per share				$ 0.0704							$ 0.4216							$ 0.2400	[1]								$ 0.3600							$ 0.4800
Proceeds from issuance, net of Issuance costs				$ 950	6,000						$ 8,313	51,452						$ 5,695	[1]	35,673	[1]						$ 4,000	24,648						$ 12,288	75,937
Mezzanine equity			470,664					3,270	6,540						51,452									159,757	54,238						71,962							184,223

[1]	The proceeds included the fair value allocated to warrants granted to Series B Preferred Shares Investors as of the issuance date